Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	DREYFUS LIQUID ASSETS, INC.
Entity Central Index Key	0000030158
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 27, 2020
Document Effective Date	May 01, 2020
Prospectus Date	May 01, 2020
Class 1 Prospectus | Dreyfus Liquid Assets, Inc | DREYFUS LIQUID ASSETS - Class 1
Prospectus:
Trading Symbol	DLAXX
Class 2 Prospectus | Dreyfus Liquid Assets, Inc | Class 2
Prospectus:
Trading Symbol	DLBXX
Class Z Prospectus | Dreyfus Liquid Assets, Inc | Class Z
Prospectus:
Trading Symbol	DLZXX